SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT

NORTHERN FUNDS
INCOME EQUITY FUND
INTERNATIONAL EQUITY FUND
LARGE CAP CORE FUND
LARGE CAP VALUE FUND
SMALL CAP VALUE FUND
SMALL CAP CORE FUND
U.S. QUALITY ESG FUND
EMERGING MARKETS EQUITY INDEX FUND
GLOBAL REAL ESTATE INDEX FUND
INTERNATIONAL EQUITY INDEX FUND
MID CAP INDEX FUND
SMALL CAP INDEX FUND
STOCK INDEX FUND
WORLD SELECTION INDEX FUND
BOND INDEX FUND
CORE BOND FUND
FIXED INCOME FUND
HIGH YIELD FIXED INCOME FUND
SHORT BOND FUND
LIMITED TERM U.S. GOVERNMENT FUND
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
ULTRA-SHORT FIXED INCOME FUND
U.S. GOVERNMENT FUND
ACTIVE M EMERGING MARKETS EQUITY FUND
ACTIVE M INTERNATIONAL EQUITY FUND
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
MULTI-MANAGER GLOBAL REAL ESTATE FUND
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)
SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ SUMMARY PROSPECTUSES AND PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED

1.	The following is added to the “Principal Risks” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Principal Risks” section for each Fund in the Prospectus:
Securities Lending Risk is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

2.	The following sentence replaces the last sentence in the “Management” section in each Fund’s Summary Prospectus and the “FUND SUMMARIES – Management” section for each Fund in the Prospectus:
The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian, securities lending agent, and sub‑administrator to the Fund.

3.
The following replaces the “Additional Information on Investment Objectives, Principal Investment Strategies and Related Risks, Description of Securities and Common Investment Techniques – Lending of Securities” section of the Prospectus:

LENDING OF SECURITIES. In order to generate additional income, the Funds (other than the Global Tactical Asset Allocation Fund and Tax-Exempt Fixed Income Funds) may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. This collateral is marked-to-market on a daily basis.
INVESTMENT STRATEGY. Securities lending may represent no more than one‑third of the value of a Fund’s total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market funds that comply with Rule 2a‑7 under the 1940 Act, including money market funds managed by NTI . Loan collateral (including any investment of the collateral) is not included in the calculation of the percentage limitations described elsewhere in this Prospectus regarding a Fund’s investments in particular types of securities.
SPECIAL RISKS. A principal risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Upon return of the loaned securities, the Fund would be required to return the related cash collateral to the borrower and may be required to liquidate portfolio securities in order to do so. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. As such, securities lending may introduce leverage into the Fund. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. A Fund also will be responsible for any loss that might result

NORTHERN FUNDS PROSPECTUS

SUMMARY PROSPECTUS AND PROSPECTUS SUPPLEMENT

from its investment of the cash collateral it receives from a borrower. Additionally, the amount of a Fund’s distributions that qualify for taxation at reduced long-term capital gains rates for individuals, as well as the amount of a Fund’s distributions that qualify for the dividends received deduction available to corporate shareholders (together, “qualifying dividends”), may be reduced as a result of a Fund’s securities lending activities. This is because any dividends paid on securities while on loan will not be deemed to have been received by a Fund, and the equivalent amount paid to a Fund by the borrower of the securities will not be deemed to be a qualifying dividend.

4.	The first and third paragraphs under the “Other Fund Services” section of the Prospectus are deleted and replaced with the following, respectively:
TNTC serves as Transfer Agent and Custodian for each Fund, and Securities Lending Agent for each Fund other than the Global Tactical Asset Allocation Fund and Tax-Exempt Fixed Income Funds. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. TNTC also performs certain administrative services for the Funds pursuant to a sub-administration agreement with NTI. NTI pays TNTC for its sub-administration services out of its management fees, which do not represent additional expenses to the Funds.
Pursuant to an exemptive order issued by the SEC, TNTC serves as Securities Lending Agent for the Funds (other than the Global Tactical Asset Allocation Fund and Tax-Exempt Fixed Income Funds). For rendering securities lending services, TNTC receives a percentage of securities lending revenue generated for the Funds. In addition, cash collateral received by the Funds in connection with a securities loan may be invested in shares of other registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds that pay investment advisory or other fees to NTI, TNTC or an affiliate.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675‑5986 800‑595‑9111 northerntrust.com/funds	NF SPT PRO SecLend (5/25)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

INCOME EQUITY FUND

INTERNATIONAL EQUITY FUND

LARGE CAP CORE FUND

LARGE CAP VALUE FUND

SMALL CAP VALUE FUND

SMALL CAP CORE FUND

U.S. QUALITY ESG FUND

EMERGING MARKETS EQUITY INDEX FUND

GLOBAL REAL ESTATE INDEX FUND

INTERNATIONAL EQUITY INDEX FUND

MID CAP INDEX FUND

SMALL CAP INDEX FUND

STOCK INDEX FUND

WORLD SELECTION INDEX FUND

BOND INDEX FUND

CORE BOND FUND

FIXED INCOME FUND

HIGH YIELD FIXED INCOME FUND

SHORT BOND FUND

LIMITED TERM U.S. GOVERNMENT FUND

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

ULTRA-SHORT FIXED INCOME FUND

U.S. GOVERNMENT FUND

ACTIVE M EMERGING MARKETS EQUITY FUND

ACTIVE M INTERNATIONAL EQUITY FUND

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

MULTI-MANAGER GLOBAL REAL ESTATE FUND

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

(EACH A “FUND,” AND COLLECTIVELY, THE “FUNDS”)

SUPPLEMENT DATED MAY 30, 2025 TO THE FUNDS’ STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2024, AS SUPPLEMENTED

1.	The section of the SAI entitled “Investment Objectives and Strategies – Lending of Securities” is deleted and replaced with the following:

LENDING OF SECURITIES. In order to generate additional income, a Fund (other than the Global Tactical Asset Allocation Fund and Tax-Exempt Fixed Income Funds) may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. This collateral is marked-to-market on a daily basis. Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral).

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act. Loan collateral (including any investment of the collateral) is not included in the calculation of the percentage limitations described elsewhere in the Prospectus or SAI regarding a Fund’s investments in particular types of securities.

When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. Investing the collateral subjects it to market depreciation or appreciation, and the Fund is responsible for any loss that may result from its investment of borrowed collateral. Securities lending also subjects a Fund to the risk of loss resulting from problems in the settlement and accounting process, and to additional credit, counterparty and market risk. These risks could be greater with respect to a Fund that loans non-U.S. securities. Additionally, the amount of a Fund’s distributions that qualify for taxation at reduced long-term capital gains rates for individuals, as well as the amount of the Fund’s distributions that qualify for the dividends received deduction available to corporate shareholders (together, “qualifying dividends”) may be reduced as a result of the Fund’s securities lending activities. This is because any dividends paid on securities while on loan will not be deemed to have been received by the Fund, and the equivalent amount paid to the Fund by the borrower of the securities will not be deemed to be a qualifying dividend.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called so that the securities may be voted by the Fund in accordance with policies and procedures approved by the Board and NTI. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially.

NORTHERN FUNDS SAI

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Securities lending agreements may be subject to additional regulation as qualified financial contracts (see “Qualified Financial Contracts” for additional information).

Pursuant to an exemptive order issued by the SEC concerning such arrangements, TNTC, an affiliate of the Investment Adviser, renders securities lending services to the Funds. For such services, TNTC receives a percentage of securities lending revenue generated for a Fund. In addition, cash collateral received by a Fund in connection with a securities loan may be invested in shares of other registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds that pay investment advisory or other fees to NTI, TNTC or an affiliate.

2.	The following paragraph is added immediately above the last paragraph in the “Proxy Voting” section of the SAI:

In order to generate additional income, a Fund (other than the Global Tactical Asset Allocation Fund and a Tax-Exempt Fixed Income Fund) may participate in a securities lending program. Although voting rights, or rights to consent, attached to securities on loan pass to the borrower, a Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. Consistent with policies and procedures approved by the Board and the Investment Adviser, if the Investment Adviser determines that it is in the best interest of the lending Fund, and the determination is made prior to the shareholder meeting record date, the Investment Adviser may use reasonable efforts to recall the loaned securities. The Investment Adviser or its service provider may be unable to vote a loaned security if the Investment Adviser does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Investment Adviser) prior to the record date and/or proxy-voting deadline.

3.	The following paragraph is added under the “Investment Adviser, Sub-Advisers, Transfer Agent and Custodian” section of the SAI:

Securities Lending Agent

In reliance on an exemptive order issued by the SEC, the Board has approved TNTC (the “Securities Lending Agent”) to serve as Securities Lending Agent for the Funds (other than the Global Tactical Asset Allocation Fund and Tax-Exempt Fixed Income Funds). As Securities Lending Agent, TNTC provides securities lending services to the Funds under a Securities Lending Agreement with the Trust and in accordance with policies and procedures approved by the Board. For such services, TNTC receives a percentage of securities lending revenue generated for the Funds. The Securities Lending Agent (i) arranges and administers the loan of securities when establishing a loan and the return of securities upon termination of a loan, (ii) collects from borrowers cash, securities or other instruments to serve as collateral for the loans, (iii) invests and reinvests cash collateral; (iv) monitors the value of securities on loan and the value of the corresponding collateral, (v) communicates to each borrower the minimum amount of collateral required for each loan and collects additional collateral as required on a daily basis to maintain such minimum, (vi) collects or arranges for the collection of any interest, dividends or other distributions related to loaned securities, and (vii) performs other necessary services related to the establishment and maintenance of the Trust’s securities lending program. The Securities Lending Agreement will continue indefinitely and may be terminated by either party upon written notice to the other.

During the fiscal year ended March 31, 2025, the Funds did not lend any securities as the securities lending program was not yet operational.

4.	The following paragraph is added under the “Conflicts of Interest” section of the SAI:

TNTC, an affiliate of NTI, pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Funds that participate in the securities lending program. NTI will also receive compensation for managing the reinvestment of the cash collateral from securities lending. Potential conflicts of interest may arise in managing a securities lending program, which may include, but are not limited to: (i) TNTC as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for NTI and its affiliates; and (ii) TNTC as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to NTI. NTI seeks to mitigate this conflict through an impartial loan allocation system implemented under the Securities Lending Agreement.

Please retain this supplement with your SAI for future reference.

NORTHERN FUNDS SAI

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI SecLend (5/25)

NORTHERN FUNDS SAI